SCHEDULE OF BASIC AND DILUTED NET EARNINGS PER SHARE (Details)	10 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Earnings Per Share [Abstract]
Net loss - basic and diluted | $	$ (88,276)
Weighted-average ordinary shares used in computing net earnings per share, basic | shares	1
Weighted-average ordinary shares used in computing net earnings per share, diluted | shares	1
Net loss per share, basic | $ / shares	$ (88,276)
Net loss per share, diluted | $ / shares	$ (88,276)